Related Parties (Details) - Schedule of compensation provided to directors and key management personnel - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of compensation provided to directors and key management personnel [Line Items]
Total		$ 2,367	$ 23,213	$ 4,484
Fair value adjustment of INX Token and derivative liabilities		(20,133)	24,673	3,852
Research and Development [Member]
Related Parties (Details) - Schedule of compensation provided to directors and key management personnel [Line Items]
Compensation and benefits		738	598	380
Share-based compensation	[1]	93	391	45
INX Token based compensation		9	448	91
Sales and marketing [Member]
Related Parties (Details) - Schedule of compensation provided to directors and key management personnel [Line Items]
Compensation and benefits		369	4,406	816
Share-based compensation	[1]	176	2,783	171
INX Token based compensation		298	3,878	421
General and administrative [Member]
Related Parties (Details) - Schedule of compensation provided to directors and key management personnel [Line Items]
Compensation and benefits		1,575	1,577	2,045
Share-based compensation	[1]	520	6,883	124
INX Token based compensation		$ 275	$ 2,249	$ 391

[1]	See Note 18 for description of options granted by Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.